Significant Accounting Policies and Recent Accounting Pronouncements (Details Narrative)	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Accounting Policies [Abstract]
Provision for doubtful accounts	$ 0	$ 0
Depreciation method	straight-line
Estimated residual scrap rate per light-weight ton	$ 500
Property, Plant and Equipment, Useful Life	35 years
Impairment charges	$ 0	0	$ 0
Vessels dry-dock or special survey period within the first 15 years of useful life	5 years
Vessels dry-dock or special survey period within the remaining useful life	2 years 6 months
Contract Fulfillment Cost Amortization	$ 200,000	$ 200,000	$ 200,000
Dilutive securities outstanding | shares | shares	0	0	0
Number of reportable segments	1